Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 3,711,141	$ 3,234,935
Trade and other receivables, Non-current	724,851	578,524
Trade receivables, Current	3,469,608	3,008,544
Trade receivables, Non-current	464,855	289,361
Accounts receivable from finance leases, gross, Current	889	568
Accounts receivable from finance leases, gross, Non-current	13,377	8,000
Other receivables, Current	240,644	225,823
Other receivables, Non-current	246,619	281,163
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	4,550,361	3,924,946
Trade and other receivables, Non-current	784,354	643,923
Trade receivables, Current	4,307,971	3,693,052
Trade receivables, Non-current	497,193	354,376
Accounts receivable from finance leases, gross, Current	913	584
Accounts receivable from finance leases, gross, Non-current	13,742	8,214
Other receivables, Current	241,477	231,310
Other receivables, Non-current	$ 273,419	$ 281,333